TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of Components of Income Tax Expense (Benefit)

The components of the income tax expenses for the years ended December 31, 2021, 2020 and 2019 are as follows:

	The Years ended December 31,
	2021	2020	2019
Current income tax provision	$—	$—	$292,956
Deferred income tax provision	—	—	—
Total	$—	$—	$292,956

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2021, 2020 and 2019 and the Company’s effective income tax rates are as follows:

	The Years ended December 31,
	2021	2020	2019
(loss) income before income taxes	$(671,074)	$(780,600)	$1,239,491
Statutory EIT rate	25%	25%	25%
Income tax (benefits) expense computed at statutory EIT rate	(167,769)	(195,150)	309,873
Reconciling items:
International tax rate differential	—	742	(16)
Non-deductible expenses	2,942	1,896	1,219
Valuation allowance change	164,827	192,512	(18,120)

Income tax expense	$—	$—	$292,956
Effective tax rate	—%	—%	24.00%

Schedule of Deferred tax assets	Significant components of deferred tax assets were as follows:

	The Years Ended December 31,
	2021	2020
Taxable loss	166,787	203,509
Deferred tax assets, gross	166,787	203,509
Less: Valuation allowance	(166,787)	(203,509)
Deferred tax assets, net	$—	$—